INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]

12. INCOME TAX EXPENSES

Cayman Islands

          Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

          Under the current laws of Hong Kong, CHC HK and Sunpower is subject to tax on income or capital gain. In addition, upon payments of dividends by CHC HK and Sunpower to the Company, no Hong Kong withholding tax will be imposed.

PRC

          During the 5th section of the 10th National People’s Congress, which was conducted on March 16, 2007, the PRC Corporate Income Tax Law (the “New CIT Law”) was approved and has become effective on January 1, 2008. On November 28, 2007, the regulation on the implementation of the New CIT Law was approved at the 197th Executive Meeting of the States Council. The New CIT Law and the Implementation regulation introduce a wide range of changes which include, but are not limited to the unification of the income tax law for domestic-invested and foreign invested enterprise at 25%. The New CIT Law provided a transition period for enterprises, whether foreign-invested or domestic, that received certain preferential tax treatments granted by relevant tax authorities. Under the transition rule, an enterprise subject to an enterprise income tax rate lower than 25% prior to January 1, 2008 is eligible to continue enjoying the lower rate and gradually transition to 25% within five years after the effective date of the New CIT Law.

          Pursuant to the new CIT Law, entities which originally enjoyed the two years tax exemption and three years 50% reduction tax treatments are eligible to continue following the original tax laws and administrative regulations until their respective expiration dates. Binglangjiang, Liyuan, Husahe, Hengda, Xineng, Xiaopengzu and Dazhaihe are wholly-owned foreign enterprises (“WOFEs”) located in the Western Development area and were granted with a preferential tax rate of 15% prior to January 1, 2008 whereby (i) Binglangjiang was entitled to a lower corporate income tax rate of 15% as its corporate income tax rate from 2007 to 2011; (ii) Liyuan was entitled to tax exemption in 2007 and 2008 and a tax rate of 7.5% from 2009 to 2011; (iii) Husahe was entitled to a lower corporate income tax rate of 15% as its corporate income tax rate from 2007 to 2011; (iv) Hengda was entitled to tax exemption in 2007 and 2008 and a tax rate of 7.5% from 2009 to 2011; (v) Xineng, Xiaopengzu and Dazhaihe were entitled to tax exemption in 2009 and 2010 and a tax rate of 7.5% in 2011. All of the Company’s remaining subsidiaries located in the PRC are subject to the statutory tax rate of 25% beginning in 2008. Banzhu was entitled to tax exemption in 2008 and 2009 and a corporate income tax rate of 12.5% from 2010 to 2012 based on the tax preferential treatment granted by the PRC government on May 15, 2009.

          In accordance with the New CIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. If the Company’s non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax under the New CIT Law. As of December 31, 2011, the Company has analyzed the applicability of this law and has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

          The Group had minimal operations in jurisdictions other than the PRC.

          (Loss) income before income taxes consists of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Cayman Islands	(18,648)	(11,072)	(17,593)
PRC	554	16,730	(36,110)

	(18,094)	5,658	(53,703)

          Income tax expenses consist of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Current income tax expenses	697	4,016	2,113
Deferred income tax expenses (benefits)	736	(459)	(564)

Income tax expenses	1,433	3,557	1,549

          A reconciliation of the effective income tax provisions to the amount computed by applying the statutory tax rate to (loss) income before income taxes in the consolidated statements of operations is as follows:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Taxation at PRC effective income tax statutory rate (25% for the years ended December 31, 2009, 2010 and 2011)	(4,500)	1,453	(13,426)
Impact of tax rate differences	4,663	3,083	4,564
Effect of tax holidays in the PRC	505	(301)	435
Preferential tax treatment	(169)	(210)	332
Deemed interest income	441	705	1,085
Non-deductible expenses	204	530	4,340
Change in valuation allowance	289	(1,703)	3,818
Impact of changes in enacted tax rates	—	—	(325)
Prior year tax audit adjustment	—	—	190
Outside basis difference of discontinued operations	—	—	136
Undistributed earnings of a foreign subsidiary	—	—	400

Income tax provision	1,433	3,557	1,549

Effective Tax Rate (%)	(8.0%)	62.9%	(3.0%)

          As of December 31, 2011, in accordance with ASC 740-10, the Group has recognized total additional income tax provisions of US$2,795 for unrecognized tax benefits, mainly related to transfer pricing issues and non-deductible expenses. The Group also recognized a decrease of unrecognized tax benefits of US$87 for the change in prior year tax position in 2011. The Group reclassified unrecognized tax benefits of US$618 to liabilities directly associated with the assets classified as held-for-sale due to the disposal of Yuanping. The Company has US$3,743 cumulative unrecognized tax benefits as of January 1, 2011.

          A reconciliation of accrued unrecognized tax benefits is as follows:

US$

Balance as of January 1, 2011	3,743
Additions for tax positions taken in the current period	459
Additions for tax positions of prior years	2,336
Reduction for tax positions of prior years	(87)
Reclassification as liabilities directly associated with assets classified as held for sale	(618)
Foreign currency translation	260

Balance as of December 31, 2011	6,093

          As of December 31, 2011, the Group recorded unrecognized tax benefit of US$6,093, of which US$4,998 of the unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate. Of the US$4,998, US$1,749 is presented on a net basis on the face of the balance sheet against deferred tax asset related to net operating loss, for which a full valuation allowance would otherwise be recorded.

          It is possible that the amount of unrecognized tax benefits will change in the next 12 months, pending factors such as changes in PRC tax law or administrative practices and precedents, or tax authority inquiries. An estimate of the change cannot be made at this time.

          The Group recognizes interest accrued related to unrecognized tax benefits in interest expenses. During the years ended December 31, 2009, 2010 and 2011, the Group recognized US$183, US$237 and US$514 in interest expense, respectively.